Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
May 31, 2022
AZI-NPRT3-0722
1.802196.118
Municipal Bonds - 97.3%
	Principal Amount (a)	Value ($)
Arizona - 96.6%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 A, 5% 7/1/35	2,215,000	2,363,538
Series 2015 B, 5% 7/1/31	1,525,000	1,638,021
Series 2015 D:
5% 7/1/34	500,000	534,141
5% 7/1/35	900,000	960,354
5% 7/1/41	525,000	554,153
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	1,891,048
Series 2015, 5% 9/1/27	1,500,000	1,630,157
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	471,391
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.458%, tender 1/1/37 (b)(c)	1,000,000	947,757
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,114,361
5% 12/1/42	2,325,000	2,392,070
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
4% 2/1/50	2,005,000	2,008,681
5% 2/1/40	700,000	758,725
Series 2021 A:
4% 2/1/39	500,000	512,149
4% 2/1/40	1,000,000	1,022,471
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	203,854
4% 9/1/36	355,000	361,400
4% 9/1/46	1,000,000	995,219
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,669,403
Series 2017A, 5% 7/1/31	385,000	431,204
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/43	1,000,000	1,125,958
Series 2020 A:
4% 7/1/40	1,300,000	1,351,830
5% 7/1/39	390,000	443,848
5% 7/1/43	2,925,000	3,305,874
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	379,189
5% 7/1/28	500,000	539,836
5% 7/1/29	455,000	490,546
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	541,769
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	3,700,000	3,881,922
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/27	1,300,000	1,373,412
Glendale Union School District 205 Series A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,035,995
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,034,004
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,589,569
5% 7/1/32	1,000,000	1,112,935
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	1,004,637
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	254,737
5% 7/1/33	435,000	429,163
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,080,911
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,106,109
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,180,908
Series 2019 A:
5% 9/1/29	310,000	343,206
5% 9/1/33	275,000	298,298
5% 9/1/34	680,000	734,521
5% 9/1/35	395,000	425,080
Series 2021 A, 4% 9/1/51	1,500,000	1,434,123
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	415,040
6% 1/1/48 (e)	500,000	390,874
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,346,041
5% 7/1/34	585,000	665,138
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	200,000	219,300
Series C, 5%, tender 10/18/24 (b)	125,000	133,059
Series 2016 A:
5% 1/1/23	40,000	40,759
5% 1/1/25	105,000	111,943
5% 1/1/34	2,935,000	3,121,197
5% 1/1/38	2,205,000	2,335,862
Series 2019 F, 4% 1/1/45	1,000,000	1,004,451
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	393,605
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	681,905
Series 2019 A, 5% 7/1/37	1,000,000	1,121,733
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,116,864
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,355,500
Series D, 4% 7/1/34	350,000	377,471
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,162,683
5% 7/1/38	3,850,000	4,150,848
Series 2016, 5% 7/1/39	2,270,000	2,444,667
Mesa Util. Sys. Rev.:
Series 2019 A, 5% 7/1/43	2,015,000	2,268,806
Series 2021, 5% 7/1/45	1,000,000	1,148,088
Northern Arizona Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,006,501
Northern Arizona Univ. Revs.:
Series 2013, 5% 8/1/27	1,000,000	1,027,178
Series 2014, 5% 6/1/29	500,000	524,827
Series 2015, 5% 6/1/30	1,000,000	1,071,743
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,119,547
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,128,965
5% 7/1/29 (d)	500,000	512,863
Series 2015 A, 5% 7/1/45	4,100,000	4,319,097
Series 2017 A:
5% 7/1/33 (d)	25,000	26,944
5% 7/1/35 (d)	2,425,000	2,603,053
5% 7/1/42 (d)	2,000,000	2,131,898
Series 2017 D, 5% 7/1/31	2,000,000	2,202,281
Series 2019 A, 5% 7/1/49	2,220,000	2,440,581
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	185,000	210,480
5% 7/1/35	1,000,000	1,121,758
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,536,111
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,097,915
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	2,000,000	2,321,921
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,226,896
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,551,549
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	380,967
5% 7/1/27 (d)	400,000	401,017
Pima County Ctfs. of Prtn. Series 2014, 5% 12/1/27	1,745,000	1,825,719
Pima County Indl. Dev. Auth. Rev. Series 2021 A, 4% 4/1/46	2,000,000	1,996,628
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	30,000	30,093
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,714,788
Series A, 5% 1/1/37	520,000	595,428
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	3,284,091
5.5% 12/1/29	3,000,000	3,410,288
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	427,637
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	349,073
5% 7/1/29	500,000	552,643
5% 7/1/30	325,000	358,551
5% 7/1/31	375,000	413,098
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	500,000	402,607
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245,000	1,369,446
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,112,935
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,053,465
Series 2015 A 5% 6/1/30	2,500,000	2,679,357
Series 2016, 5% 6/1/38	1,000,000	1,076,872
Series 2019 A, 5% 6/1/41	1,965,000	2,217,840
Series 2020 C, 5% 8/1/28	900,000	1,026,844
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,130,723
5% 7/1/28	1,315,000	1,509,666
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,075,463
Series 2016, 5% 8/1/36	1,305,000	1,372,853
Series 2019:
4% 8/1/43	350,000	354,099
5% 8/1/24	325,000	342,447
5% 8/1/25	400,000	429,720
5% 8/1/26	600,000	654,033
5% 8/1/27	625,000	688,418
5% 8/1/39	1,060,000	1,145,406
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,092,935
TOTAL ARIZONA		149,621,569
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	95,000	99,006
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	50,000	54,535
5.625% 7/1/29	150,000	165,684
5.75% 7/1/31	365,000	412,629
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	49,924
5% 7/1/27	125,000	138,114
5% 7/1/32	95,000	107,888
TOTAL PUERTO RICO		928,774
TOTAL MUNICIPAL BONDS (Cost $154,523,283)		150,649,349

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $154,523,283)	150,649,349
NET OTHER ASSETS (LIABILITIES) - 2.7%	4,200,246
NET ASSETS - 100.0%	154,849,595

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $805,914 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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